Unaudited Interim Condensed Consolidated Statements of Comprehensive Income (Loss) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Loss for the period	€ (35,046)	€ (171,493)
Items that may be reclassified to profit or loss
Currency translation differences	2,735	(567)
Items that will not be reclassified to profit or loss
Defined benefit plan actuarial gains/(losses)	(8)	168
Other comprehensive income/(loss) for the year, net of tax	2,727	(399)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD ATTRIBUTABLE TO THE OWNERS OF THE COMPANY	€ (32,318)	€ (171,892)